Notes Payable - Schedule of Debt (Details) (10-K)	Dec. 31, 2019 USD ($)
Total debt	$ 1,415,265
Past Due [Member]
Total debt	182,458
3/31/2020 [Member]
Total debt	487,496
6/30/2020 [Member]
Total debt	303,747
9/30/2020 [Member]
Total debt	113,004
12/31/2020 [Member]
Total debt	13,265
03/31/2021 [Member]
Total debt	88,533
Thereafter [Member]
Total debt	$ 226,762